Marketable Securities:	9 Months Ended
Sep. 30, 2013
Marketable Securities: [Abstract]
Marketable Securities:

Note 5.          Marketable Securities:

	September 30,	December 31,
	2013	2012
Fair value at beginning of year	$723,449	$892,271
Acquisitions	-	101,482
Dispositions, at cost	(12,500)	(6,272)
Realized (gain) loss	4,039	(7,373)
Unrealized loss	(344,747)	(256,659)
Fair value at balance sheet date	$370,241	$723,449

The Company's marketable securities are classified as available-for-sale and are recorded at quoted market value with gains and losses recorded within other comprehensive income until realized. Realized gains and losses are based on the average cost method. Declines in the fair value of certain securities were determined to be other than temporary and as a result the Company recognized impairment losses of $75,576 and $433,973 during the nine months ended September 30, 2013 and the year ended December 31, 2012, respectively. As of September 30, 2013 and December 31, 2012, marketable securities had a cost basis of $423,690 and $511,766, respectively.